Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Current assets:
net of allowance for bad debts	$ 172,225	$ 238,948
Stockholders' Equity (Deficit):
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock shares authorized	5,000,000	5,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.001	$ 0.001
Common stock shares authorized	100,000,000	100,000,000
Common stock shares issued	57,570,368	54,624,368
Common stock shares outstanding	57,570,368	54,624,368